Share-Based and Other Deferred Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based and Other Deferred Compensation
Share-Based and Other Deferred Compensation
Acquisition-related LP Units
Equities business - In conjunction with the acquisition of the operating businesses of ISI in 2014, the Company issued Evercore LP units and interests which have been treated as compensation, including 710 vested Class E LP Units and an allocation of the value, attributed to post-combination service, of 710 Class E LP Units that were unvested and vest ratably on October 31, 2015, 2016 and 2017 and become exchangeable once vested. The units will become exchangeable into Class A Shares of the Company subject to certain liquidated damages and continued employment provisions. Compensation expense related to Class E LP Units was $21,077, $21,425 and $3,399 for the years ended December 31, 2016, 2015 and 2014, respectively.
In October 2016 and 2015, 224 and 233 Class E LP Units vested, respectively.
The Company also issued 538 vested and 540 unvested Class G LP Interests, which vest ratably on February 15, 2016, 2017 and 2018, and 2,044 vested and 2,051 unvested Class H LP Interests, which will vest ratably on February 15, 2018, 2019 and 2020. The Company's vested Class G and Class H LP Interests will become exchangeable into Class A Shares of the Company subject to the achievement of certain performance targets. The Company's vested Class G LP Interests become exchangeable in February 2016, 2017 and 2018 if certain earnings before interest and taxes, excluding underwriting, ("Management Basis EBIT") margin thresholds within a range of 12% to 16%, are achieved for the calendar year preceding the date the interests become exchangeable. The Company's vested Class H LP Interests will become exchangeable in February 2018, 2019 and 2020 if certain average Management Basis EBIT and Management Basis EBIT margin thresholds, within ranges of $8,000 to $48,000 and 7% to 17%, respectively, are achieved for the three calendar years preceding the date the interests become exchangeable. In the event of death, disability or termination of employment without cause, unvested Class G and H LP Interests will be canceled or may vest based on determination of expected performance, based on a decision by Management.
In February 2017 and 2016, 368 and 371 Class G LP Interests achieved their performance targets and were converted to the same number of Class E LP Units, respectively.
Based on Evercore ISI's results for the year ended December 31, 2016, the Company determined that the achievement of certain of the remaining performance thresholds for the remaining Class G and H LP Interests was probable at December 31, 2016. This determination assumes a Management Basis EBIT margin of 16.1% and an annual Management Basis EBIT of $39,634 being achieved over the remaining performance period for Evercore ISI which would result in 3,610 Class G and H LP Interests vesting and becoming exchangeable into Class E LP Units. For the year ended December 31, 2015, the Company had determined that the achievement of certain of the remaining performance thresholds for the Class G and H LP Interests was probable and assumed a Management Basis EBIT margin of 15.2% and an annual Management Basis EBIT of $34,395 being achieved over the performance period for Evercore ISI. Accordingly, $59,357 and $61,111 of expense was recorded for the years ended December 31, 2016 and 2015, respectively, for the Class G and H LP Interests.
As of December 31, 2014, the Company determined that the achievement of the above performance thresholds associated with the Class G and H LP Interests was not probable. Accordingly, no expense was recorded for the year ended December 31, 2014 for the Class G and H LP Interests.
Assuming the maximum thresholds for the Class G and H LP Interests were considered probable of achievement at December 31, 2016, an additional $34,969 of expense would have been incurred for the year ended December 31, 2016 and the remaining expense to be accrued over the future vesting period extending from January 1, 2017 to February 15, 2020 would be $110,457. In that circumstance, the total number of Class G and H LP Interests that would vest and become exchangeable to Class E LP Units would be 4,939. Conversely, the life to date actual accrued expense related to unvested Class G and H LP Interests as of December 31, 2016 was $86,984, which would be reversed if the actual performance falls below, or is deemed probable of falling below, the minimum thresholds prior to vesting.
The following tables summarize activity related to the Acquisition-related Awards for the Company's equities business during the year ended December 31, 2016. In these tables, awards whose performance conditions have not yet been achieved are reflected as unvested:

	Class E LP Units
	Number of Units	Grant Date Weighted Average Fair Value
Unvested Balance at January 1, 2016	771	$39,525
Granted	4	203
Modified	—	—
Forfeited	(5)	(270)
Vested/Performance Achieved	(389)	(19,755)
Unvested Balance at December 31, 2016	381	$19,703

	Class G LP Interests		Class H LP Interests
	Number of Interests	Grant Date Weighted Average Fair Value	Number of Interests	Grant Date Weighted Average Fair Value
Unvested Balance at January 1, 2016	1,075	$55,623	4,083	$211,365
Granted	6	308	33	1,752
Modified	—	—	—	—
Forfeited	(6)	(303)	(33)	(1,729)
Vested/Performance Achieved	(364)	(18,811)	(37)	(1,933)
Unvested Balance at December 31, 2016	711	$36,817	4,046	$209,455

As of December 31, 2016, the total compensation cost not yet recognized related to these Acquisition-related Awards, including awards which are subject to performance conditions, was $162,379. The weighted-average period over which this compensation cost is expected to be recognized is 26 months.
Other Acquisition Related
Lexicon - During 2011, in connection with the acquisition of The Lexicon Partnership LLP ("Lexicon"), the Company committed to issue 1,883 restricted Class A Shares, including dividend equivalent units, ("Lexicon Acquisition-related Awards") and deferred cash consideration. Compensation expense related to Lexicon Acquisition-related Awards and deferred cash consideration was $1,237 and $301, respectively, for the year ended December 31, 2015, and $5,255 and $1,626, respectively, for the year ended December 31, 2014.
As of December 31, 2015, all Lexicon Acquisition-related Awards were fully vested and all compensation costs related to Lexicon Acquisition-related Awards and deferred cash consideration were recognized.
Stock Incentive Plans
In 2006 the Company's stockholders and board of directors adopted the Evercore Inc. 2006 Stock Incentive Plan. The total number of Class A Shares which could be issued under this plan was 20,000. During the second quarter of 2013, the Company's stockholders approved the Amended and Restated 2006 Evercore Inc. Stock Incentive Plan (the "2006 Plan"). The amended and restated plan, among other things, authorized an additional 5,000 shares of the Company's Class A Shares. As of December 31, 2015, the total shares available to be granted in the future under the 2006 Plan was 2,865.
During the second quarter of 2016, the Company's stockholders approved the Amended and Restated 2016 Evercore Inc. Stock Incentive Plan (the "2016 Plan"), which replaced the 2006 Plan. The 2016 Plan, among other things, authorizes an additional 10,000 shares of the Company's Class A Shares. The plans permit the Company to grant to key employees, directors and consultants incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, RSUs and other awards based on the Company's Class A Shares. The Company intends to use newly-issued Class A Shares to satisfy any awards under the plans. Class A Shares underlying any award granted under the plans that expire, terminate or are canceled or satisfied for any reason without being settled in stock again become available for awards under the plans. The total shares available to be granted in the future under the 2016 Plan was 9,906 as of December 31, 2016.
The Company also grants dividend equivalents, in the form of unvested RSU awards, concurrently with the payment of dividends to the holders of Class A Shares, on all unvested RSU grants awarded in conjunction with annual bonuses as well as new hire awards granted after April 2012. The dividend equivalents have the same vesting and delivery terms as the underlying RSU award.
The Company had 61 RSUs which were fully vested but not delivered as of December 31, 2016.
Equity Grants
2016 Equity Grants. During 2016, pursuant to the 2006 Plan and 2016 Plan, the Company granted employees 3,144 RSUs that are Service-based Awards. The Company also granted 900 RSUs during 2016 in conjunction with the appointment of the Executive Chairman, which are Service-based Awards granted outside of the 2016 Plan in reliance on the employment inducement exception provided under § 303A.08 of the NYSE Listed Company Manual. See "Executive Chairman" below for further information.
Service-based Awards granted during 2016 had grant date fair values of $44.30 to $70.65 per share. During 2016, 2,609 Service-based Awards vested and 181 Service-based Awards were forfeited. Compensation expense related to Service-based Awards was $125,990 for the year ended December 31, 2016.
The following table summarizes activity related to Service-based Awards during the year ended December 31, 2016:

	Service-based Awards
	Number of Shares	Grant Date Weighted Average Fair Value
Unvested Balance at January 1, 2016	5,634	$261,603
Granted	4,044	208,833
Modified	—	—
Forfeited	(181)	(8,758)
Vested	(2,609)	(115,230)
Unvested Balance at December 31, 2016	6,888	$346,448

As of December 31, 2016, the total compensation cost related to unvested Service-based Awards not yet recognized was $233,420. The ultimate amount of such expense is dependent upon the actual number of Service-based Awards that vest. The Company periodically assesses the forfeiture rates used for such estimates. A change in estimated forfeiture rates would cause the aggregate amount of compensation expense recognized in future periods to differ from the estimated unrecognized compensation expense described herein. The weighted-average period over which this compensation cost is expected to be recognized is 31 months.
2015 Equity Grants. During 2015, pursuant to the 2006 Plan, the Company granted employees 2,712 RSUs that are Service-based Awards. Service-based Awards granted during 2015 had grant date fair values of $48.41 to $58.47 per share. During 2015, 2,259 Service-based Awards vested and 167 Service-based Awards were forfeited. Compensation expense related to Service-based Awards was $105,496 for the year ended December 31, 2015.
2014 Equity Grants. During 2014, pursuant to the 2006 Plan, the Company granted employees 2,071 RSUs that are Service-based Awards. Service-based Awards granted during 2014 had grant date fair values of $46.59 to $58.67 per share. During 2014, 3,245 Service-based Awards vested and 158 Service-based Awards were forfeited. Compensation expense related to Service-based Awards was $90,597 for the year ended December 31, 2014.
Executive Chairman
In November 2016, in conjunction with the appointment of the Executive Chairman, the Company issued the following awards:
The Company granted a restricted cash award with a target payment amount of $35,000, of which $11,000 is scheduled to vest on March 1, 2019 and $6,000 is scheduled to vest on each of the first four anniversaries of March 1, 2019, provided that the Executive Chairman continues to remain employed through each such vesting date, subject to vesting upon specified termination events (including retirement, upon satisfying certain eligibility criteria, on or following May 1, 2019, subject to a six month prior written notice requirement) or a change in control. The Company has the discretion to increase (by an amount up to $35,000) or decrease (by an amount up to $8,750) the total amount payable under this award. Compensation expense related to this award was $568 for the year ended December 31, 2016.
The Company granted 900 RSUs with a grant date fair value of $65.38 per share, of which 18% vested on December 31, 2016 and were fully expensed during the year ended December 31, 2016. An additional 14% of these RSUs vest on each of March 1, 2018, 2019, 2020 and 2021, and 26% on March 1, 2022, provided that the Executive Chairman continues to remain employed through the applicable vesting date, subject to vesting upon specified termination events (including retirement, upon satisfying certain eligibility criteria, on or following January 15, 2022, subject to a one year prior written notice requirement) or a change in control. These awards will be expensed ratably over the remaining vesting period. Compensation expense, included in compensation expense related to Service-based Awards above, related to this award was $10,591 for the year ended December 31, 2016.
The Company issued 400 Class I-P Units of Evercore LP. These Class I-P Units convert into a specified number of Class I LP Units, which are exchangeable on a one-for-one basis to Class A Shares, contingent on the achievement of certain market and service conditions, subject to vesting upon specified termination events (including retirement, upon satisfying certain eligibility criteria, on or following January 15, 2022, subject to a one year prior written notice requirement) or a change in control. These Class I-P Units are segregated into two groups of 200 units each, with share price threshold vesting conditions which are required to exceed a certain level for 20 consecutive trading days. The Company determined the fair value of the award to be $24,412 and is expensing the award ratably over the implied service period, which ends on March 1, 2022. As the award contains market-based conditions, the entire expense will be recognized if the award does not vest for any reason other than the service conditions. Compensation expense related to this award was $544 for the year ended December 31, 2016.
Deferred Cash Program
The Company's deferred compensation program provided participants the ability to elect to receive a portion of their deferred compensation in cash, which is indexed to a notional investment portfolio and vests ratably over four years and requires payment upon vesting. The Company granted $41,147, $3,926 and $9,153 of deferred cash awards pursuant to the deferred compensation program during 2016, 2012 and 2011, respectively. Compensation expense related to this deferred compensation program was $14,936, $1,476 and $3,683 for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, the total compensation cost related to the deferred compensation program not yet recognized was $29,916. The weighted-average period over which this compensation cost is expected to be recognized is 38 months.
Long-term Incentive Plan
The Company's Long-term Incentive Plan provides for incentive compensation awards to Advisory Senior Managing Directors, excluding executive officers of the Company, who exceed defined benchmark results over a four-year performance period beginning January 1, 2013. These awards, which aggregate $50,098 of liabilities on the Consolidated Statement of Financial Condition as of December 31, 2016, will be paid, in cash or Class A Shares, at the Company's discretion, in three equal installments in the first quarter of 2017, 2018 and 2019, subject to employment at the time of payment. These awards are subject to retirement eligibility requirements. The Company periodically assesses the probability of the benchmarks being achieved and expenses the probable payout over the requisite service period of the award. The compensation expense related to these awards was $35,258, $6,192 and $5,700 for the years ended December 31, 2016, 2015 and 2014, respectively.

Employee Loans Receivable
Periodically, the Company provides new and existing employees with cash payments in the form of loans and/or other cash awards which are subject to ratable vesting terms with service requirements ranging from one to five years. Generally, the terms of these awards include a requirement of either full or partial repayment of these awards based on the terms of their employment agreements with the Company. In circumstances where the employee meets the Company's minimum credit standards, the Company amortizes these awards to compensation expense over the relevant service period which is generally the period they are subject to forfeiture. Compensation expense related to these awards was $19,625, $14,564 and $13,851 for the years ended December 31, 2016, 2015 and 2014, respectively. The remaining unamortized amount of these awards was $32,845 as of December 31, 2016.
Other
The total income tax benefit related to share-based compensation arrangements recognized in the Company's Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014 was $44,209, $36,755 and $34,375, respectively.
In conjunction with the restructuring of our investment in Atalanta Sosnoff, the Company incurred expense included in Special Charges of $6,333 related to the conversion of certain of Atalanta Sosnoff's profits interests to equity, resulting in an increase to Additional Paid-In-Capital of $6,333 for the year ended December 31, 2015.
During the first quarter of 2017, as part of the 2016 bonus awards, the Company granted to certain employees approximately 2,500 unvested RSUs pursuant to the 2016 Plan. These awards will generally vest over four years.
Separation Benefits
The Company granted separation benefits to certain employees, resulting in expense included in Employee Compensation and Benefits of approximately $6,820, $6,766 and $5,671 for the years ended December 31, 2016, 2015 and 2014, respectively. In conjunction with these arrangements, the Company distributed cash payments of $3,622, $3,805 and $3,415 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company also granted separation benefits to certain employees, resulting in expense included in Special Charges of approximately $1,863 and $3,372 for the years ended December 31, 2015 and 2014, respectively. In conjunction with these arrangements, the Company distributed cash payments of $487 and $238 for the years ended December 31, 2015 and 2014, respectively. See Note 5 for further information.